PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($)		Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Prepaid Expense And Other Receivables [Line Items]
Prepaid expenses and sundry receivables		$ 58,694	$ 86,957	$ 68,484
Prepaid inventory		672,231	301,104	0
Prepaid insurance		103,070	36,497	136,896
Sales taxes receivable	[1]	17,184	9,097	22,667
Prepaid Expense and Other Receivables		$ 851,179	$ 433,655	$ 228,047

[1]	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.